Significant Accounting Policies - Schedule of Cumulative Effect of Changes in Balance Sheet (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Current assets of discontinuing operations		$ 71	$ 25,577	$ 23,250
Operating lease right-of-use assets	123	94	238
Net assets			25,815	23,250
Current liabilities of discontinuing operations	611	1,229	21,516	19,189
Deferred rent payable and other				154
Obligations under operating leases, current portion	93	193	204
Obligations under operating leases, less current portion	$ 11	$ 10	188
Net liabilities			21,908	$ 19,343
Accounting Standards Update 2016-02 [Member]
Current assets of discontinuing operations			2,327
Operating lease right-of-use assets			238
Net assets			2,565
Current liabilities of discontinuing operations			2,327
Deferred rent payable and other			(154)
Obligations under operating leases, current portion			204
Obligations under operating leases, less current portion			188
Net liabilities			$ 2,565